18. Fair Value Disclosures, Off-Balance Sheet Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	$ 79,860	$ 84,335
Carrying Amount [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	46,891	55,810
Securities available-for-sale	79,860	84,335
Other investments	6,592	6,767
Loans, net	426,429	401,520
Deposits	(494,912)	(483,497)
Other short term borrowings	(20,052)	(20,051)
Long-term debt	(47,698)	(47,750)
Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	46,891	55,810
Securities available-for-sale	79,860	84,335
Other investments	6,592	6,767
Loans, net	419,907	398,019
Deposits	(472,197)	(464,335)
Other short term borrowings	(21,970)	(21,495)
Long-term debt	$ (50,313)	$ (50,799)